Leases (Details) - Schedule of future maturities of lease liabilities $ in Thousands	Mar. 31, 2023 USD ($)
Schedule Of Future Maturities Of Lease Liabilities Abstract
2023 (Excluding the three months ended March 31, 2023)	$ 652
2024	866
2025	359
2026	348
2027	340
Thereafter	145
Total future minimum lease payments	2,710
Less: imputed interest	253
Present value of lease liabilities	$ 2,457